Note 9 - Stock options - Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Option Activity
Outstanding, beginning of year	20,150	20,150	20,150
Granted
Exercised
Expired or cancelled	15,650
Outstanding, end of year	4,500	20,150	20,150
Weighted Average Exericse Price
Outstanding	$ 40	$ 40	$ 40